                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        June 30, 2002
                                               --------------------------


Check here if Amendment [  ]; Amendment Number:
                                               -------------

  This Amendment (Check only one.): [  ]  is a restatement.
                                    [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Shadwell Capital, LC
           ----------------------------
Address:   321 East Main Street
           ----------------------------
           Charlottesville, VA  22902
           ----------------------------

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dan Oakey
        ----------------------------
Title:  Chief Financial Officer
        ----------------------------
Phone:  (434) 951-7595
        ----------------------------

Signature, Place, and Date of Signing:

/s/ Dan Oakey                       Charlottesville, VA          August 14, 2002
---------------------------         -------------------          ---------------
        [Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                       0
                                               ------------

Form 13F Information Table Entry Total:                 29
                                               ------------

Form 13F Information Table Value Total:            $97,242
                                               ------------
                                                (thousands)


List of Other Included Managers:

None
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          FORM 13F INFORMATION TABLE -- SHADWELL CAPITAL LLC (6/30/02)

          COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                  TITLE OF             VALUE     SHRS OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                    CLASS     CUSIP      (X1000)   AMOUNT       PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL                  COMMON    01855A101     5,901      172,300  SH         SOLE                  172,300
BANK OF HAWAII CORP               COMMON    062540109       140        5,000  SH         SOLE                    5,000
COMERCIA INC                      COMMON    200340107     3,254       53,000  SH         SOLE                   53,000
CTZNS BANKING CORP. MICH          COMMON    174420109     2,858       99,800  SH         SOLE                   99,800
FIRST FINL BANCORP                COMMON    320209109     1,251       63,900  SH         SOLE                   63,900
FULTON FINANCIAL CORPORATION      COMMON    360271100     1,612       85,175  SH         SOLE                   85,175
HUNTINGTON BANCSHARES INC         COMMON    446150104     4,263      219,500  SH         SOLE                  219,500
JOHN HANCOCK FINL SVCS IN         COMMON    41014S106     5,315      151,000  SH         SOLE                  151,000
LINCOLN NATIONAL CORP-IND         COMMON    534187109     5,712      136,000  SH         SOLE                  136,000
MARSHALL & ILSLEY CORP            COMMON    571834100     4,578      148,000  SH         SOLE                  148,000
MERCANTILE BANKSHARES CORP        COMMON    587405101     4,554      111,000  SH         SOLE                  111,000
MERRILL LYNCH CO INC              COMMON    590188108     4,496      111,000  SH         SOLE                  111,000
METLIFE INC                       COMMON    59156R108     2,892      100,400  SH         SOLE                  100,400
MID-STATE BANCSHARES              COMMON    595440108       892       46,200  SH         SOLE                   46,200
NATIONWIDE FINANCIAL SERViCES     COMMON    638612101     3,361       85,100  SH         SOLE                   85,100
OLD NATIONAL BANCORP IND.         COMMON    680033107     2,115       83,100  SH         SOLE                   83,100
PACIFIC CAPITAL BANCORP           COMMON    69404P101         0            9  SH         SOLE                        9
PNC FINL CORP                     COMMON    693475105     5,699      109,000  SH         SOLE                  109,000
PRICE T ROWE GROUP INC            COMMON    74144T108     4,646      141,300  SH         SOLE                  141,300
PRINCIPAL FINANCIAL GROUP         COMMON    74251V102     3,785      122,100  SH         SOLE                  122,100
PRUDENTIAL FINANCIAL INC          COMMON    744320102     5,638      169,000  SH         SOLE                  169,000
SKY FINANCIAL GROUP INC           COMMON    83080P103     1,838       86,900  SH         SOLE                   86,900
STILWELL FINANCIAL                COMMON    860831106     4,392      241,300  SH         SOLE                  241,300
SYNOVUS FINANCIAL CORPORATION     COMMON    87161C105     5,174      188,000  SH         SOLE                  188,000
UMB FINANCIAL CORP                COMMON    902788108     2,198       46,900  SH         SOLE                   46,900
UNITED BANKSHARES INC W V         COMMON    909907107     1,404       47,800  SH         SOLE                   47,800
WHITNEY HLDG CORP                 COMMON    966612103     2,570       83,600  SH         SOLE                   83,600
WILMINGTON TRUST CORP.            COMMON    971807102     4,325      141,800  SH         SOLE                  141,800
ZENITH NATIONAL INS CORP          COMMON    989390109     2,379       74,700  SH         SOLE                   74,700